FINANCE COSTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 03, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total interest on borrowings	$ 2,022,000,000	$ 1,981,000,000
Interest earned on restricted cash and cash equivalents	0	(149,000,000)
Interest on borrowings	2,022,000,000	1,832,000,000
Interest on lease liabilities	137,000,000	111,000,000
Interest on post-employment benefits	(5,000,000)	(13,000,000)
Loss (gain) on foreign exchange	222,000,000	(111,000,000)
Change in fair value of derivative instruments	(205,000,000)	108,000,000
Capitalized interest	(36,000,000)	(38,000,000)
Deferred transaction costs and other	160,000,000	158,000,000
Total finance costs	2,295,000,000	$ 2,047,000,000
Shaw Communications Inc.
Disclosure of attribution of expenses by nature to their function [line items]
Maximum borrowing capacity	$ 6,000,000,000		$ 6,000,000,000